Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CHE shares	Dec. 31, 2024 CHF (SFr) shares	Dec. 31, 2023 SFr / shares	Dec. 31, 2022	Jan. 14, 2025 SFr / shares	Dec. 31, 2024 SFr / shares	Nov. 04, 2024 SFr / shares	Oct. 31, 2024 SFr / shares	Sep. 27, 2024 SFr / shares
Summary of Significant Accounting Policies [Line Items]
Share capital (in WIR Bank) | CHE		CHE 937,600
Common stock price per share				SFr 0.8			SFr 0.8	SFr 0.03
Insured limits	$ (109,650)		SFr 100,000
Exclusive license agreement (in Dollars) | $	$ 2,500,000
Tax benefits more likely to be recognized, percentage	50.00%	50.00%	50.00%
Number of operating and reportable segment	1	1	1
Percenatge of disaggregation	5.00%	5.00%	5.00%
Percentage of US statutory rate	10.60%	10.60%	10.60%	10.60%	10.60%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of US statutory rate	1.05%	1.05%	1.05%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of US statutory rate	21.00%	21.00%	21.00%
Zurich [Member]
Summary of Significant Accounting Policies [Line Items]
Divided shares (in Shares) | shares	1,172,000	1,172,000	1,172,000
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock price per share | (per share)	$ 0.8								SFr 0.03	SFr 0.8
Common Stock [Member] | Minimum [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock price per share						SFr 0.8
Common Stock [Member] | Maximum [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock price per share						SFr 0.03